LEFT BRAIN COMPOUND GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

CORPORATE BONDS - 14.1%	Coupon	Maturity	Par Value	Value
Communications - 0.7%
DISH DBS Corporation	5.875%	11/15/24	$ 70,000	$ 64,372

Energy - 8.9%
Callon Petroleum Company	8.250%	07/15/25	100,000	100,000
Genesis Energy, L.P.	6.250%	05/15/26	100,000	92,750
Nabors Industries, Inc.	5.750%	02/01/25	100,000	96,463
Oceaneering International, Inc.	4.650%	11/15/24	100,000	98,197
PBF Holdings Company, LLC	7.250%	06/15/25	250,000	242,187
PBF Logistics, L.P.	6.875%	05/15/23	100,000	98,872
SM Energy Company	5.625%	06/01/25	150,000	149,415
				877,884
Financials - 0.5%
Genworth Holdings, Inc.	6.500%	06/15/34	59,000	51,104

Health Care - 0.9%
Teva Pharmaceuticals Finance Netherlands III B.V.	3.150%	10/01/26	100,000	88,716

Industrials - 1.3%
American Airlines Group, Inc., 144A	3.750%	03/01/25	150,000	133,205

Real Estate - 1.8%
CoreCivic, Inc.	4.750%	10/15/27	98,000	84,679
New Residential Investment Corporation, 144A	6.250%	10/15/25	100,000	94,065
				178,744

Total Corporate Bonds (Cost $1,404,303)				$ 1,394,025

COMMON STOCKS - 43.5%			Shares	Value
Consumer Discretionary - 1.9%
Retail - Discretionary - 1.9%
O'Reilly Automotive, Inc. (a)			300	$ 191,151

LEFT BRAIN COMPOUND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.5% (Continued)	Shares	Value
Consumer Staples - 3.1%
Food - 1.5%
Kraft Heinz Company (The)	4,000	$ 151,320

Tobacco & Cannabis - 1.6%
Philip Morris International, Inc.	1,500	159,375

Energy - 17.8%
Oil & Gas Producers - 15.5%
EOG Resources, Inc.	3,000	410,880
Exxon Mobil Corporation	5,000	480,001
Magellan Midstream Partners, L.P.	5,000	258,500
Western Midstream Partners, L.P.	14,000	387,100
		1,536,481
Oil & Gas Services & Equipment - 2.3%
Schlumberger Ltd.	5,000	229,800

Financials - 3.7%
Institutional Financial Services - 1.9%
Intercontinental Exchange, Inc.	1,800	184,302

Insurance - 1.8%
Progressive Corporation (The)	1,500	179,070

Health Care - 6.9%
Health Care Facilities & Services - 6.9%
AmerisourceBergen Corporation	1,900	294,101
Cigna Corporation	600	160,974
CVS Health Corporation	2,400	232,200
		687,275
Industrials - 1.8%
Aerospace & Defense - 1.8%
Lockheed Martin Corporation	400	176,044

Materials - 2.4%
Metals & Mining - 2.4%
Cleveland-Cliffs, Inc. (a)	5,500	127,490

LEFT BRAIN COMPOUND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 43.5% (Continued)	Shares	Value
Materials - 2.4% (Continued)
Metals & Mining - 2.4% (Continued)
Rio Tinto plc - ADR	1,500	$ 110,160
		237,650
Technology - 5.9%
Software - 2.8%
Fortinet, Inc. (a)	600	176,484
Palo Alto Networks, Inc. (a)	200	100,556
		277,040
Technology Services - 3.1%
EPAM Systems, Inc. (a)	900	304,668

Total Common Stocks (Cost $4,014,451)		$ 4,314,176

PREFERRED STOCKS - 0.2%	Shares	Value
Energy - 0.2%
Oil & Gas Producers - 0.2%
DCP Midstream, L.P., Series C, 7.95% (Cost $24,978)	1,000	$ 24,810

LEFT BRAIN COMPOUND GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 41.7%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 0.65% (b) (Cost $4,129,476)	4,129,476	$ 4,129,476

Investments at Value - 99.5% (Cost $9,573,208)		$ 9,862,487

Other Assets in Excess of Liabilities - 0.5%		49,225

Net Assets - 100.0%		$ 9,911,712

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2022.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $227,270 as of May 31, 2022, representing 2.3% of net assets.
ADR	- American Depositary Receipt
B.V.	- Besloten Vennootschap
plc	- Public Limited Company